Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements of the Company and ACI have been prepared in accordance with generally accepted accounting principles in the United States of America ("GAAP") and are presented in US dollars.

Management has analyzed the impact of the Coronavirus pandemic ("COVID-19") on its consolidated financial statements as of December 31, 2020 and has determined that the changes to its significant judgments and estimates did not have a material impact with respect to goodwill, intangible assets or long-lived assets.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its consolidated subsidiary, ACI. All significant intercompany balances and transactions have been eliminated in consolidation. The Company does not have a majority or minority interest in any other company, either consolidated or unconsolidated.

Stock Split

On July 30, 2020, the Company completed a 4,750-for-1 forward stock split of its outstanding common stock. As a result of this stock split, the Company's issued and outstanding common stock increased from 1,000 to 4,750,000 shares. Accordingly, all share and per share information has been restated to retroactively show the effect of this stock split.

Predecessor and Successor Reporting

The acquisition of Goedeker, as described in Note 1, was accounted for under the acquisition method of accounting in accordance with GAAP. For the purpose of financial reporting, Goedeker was deemed to be the predecessor company and the Company is deemed to be the successor company in accordance with the rules and regulations issued by the Securities and Exchange Commission. The assets and liabilities of Goedeker were recorded at their respective fair values as of the acquisition date. Fair value adjustments related to the transaction are reflected in the books of the Company, resulting in assets and liabilities of the Company being recorded at fair value at April 6, 2019. Therefore, the Company's financial information prior to the transaction is not comparable to its financial information subsequent to the transaction.

As a result of the impact of pushdown accounting, the consolidated financial statements and certain note presentations separate the Company's presentations into two distinct periods, the period before the consummation of the transaction (labeled "Predecessor") and the period after that date (labeled "Successor"), to indicate the application of a different basis of accounting between the periods presented.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and equivalents include: (1) currency on hand, (2) demand deposits with banks or financial institutions, (3) other kinds of accounts that have the general characteristics of demand deposits, and (4) short-term, highly liquid investments that are both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. The majority of payments due from financial institutions for the settlement of credit card and debit card transactions process within two business days and are, therefore, classified as cash and cash equivalents. Other payment methods that take more time to settle are classified as receivables.

Restricted cash includes $3,298,529 pledged to secure a note, $100,000 to secure a vendor letter of credit and $5,578,658 withheld by credit card processors as security for the Company's customer refund claims and credit card chargebacks. The cash pledged to secure the note payable will be released as the note is repaid, the cash pledged to secure the letter of credit will be released when the vendor offers the Company credit terms, and the cash held by credit card processors will be released at the discretion of the credit card companies.

Revenue Recognition and Cost of Revenue

The Company records revenue in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 606. Revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASC 606 also requires additional disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer purchase orders, including significant judgments.

The Company collects the full sales price from the customer at the time the order is placed, which is recorded as customer deposits on the accompanying consolidated balance sheet. The Company does not incur incremental costs obtaining purchase orders from customers, however, if the Company did, because all the Company's contracts are less than a year in duration, any contract costs incurred would be expensed rather than capitalized.

The revenue that the Company recognizes arises from orders it receives from its customers. The Company's performance obligations under the customer orders correspond to each sale of merchandise that it makes to customers under the purchase orders; as a result, each purchase order generally contains only one performance obligation based on the merchandise sale to be completed.

Control of the delivery transfers to customers when the customer can direct the use of, and obtain substantially all the benefits from, the Company's products, which generally occurs when the customer assumes the risk of loss. The risk of loss shifts to the customer at different times depending on the method of delivery. The Company delivers products to its customers in three possible ways. The first way is through a shipment of the products through a third-party carrier from the Company's warehouse to the customer (a "Company Shipment"). The second way is through a shipment of the products through a third-party carrier from a warehouse other than the Company's warehouse to the customer (a "Drop Shipment") and the third way is where the Company itself delivers the products to the customer and often also installs the product (a "Local Delivery"). In the case of a Local Delivery, the Company loads the product on to its own truck and delivers and installs the product at the customer's location. When a product is delivered through a Local Delivery, risk of loss passes to the customer at the time of installation and revenue is recognized upon installation at the customer's location. In the case of a Company Shipment and a Drop Shipment, the delivery to the customer is made free on board, or FOB, shipping point (whether from the Company's warehouse or a third party's warehouse). Therefore, risk of loss and title transfers to the customer once the products are shipped (i.e., leaves the Company's warehouse or a third-party's warehouse). After shipment and prior to delivery, the customer is able to redirect the product to a different destination, which demonstrates the customer's control over the product once shipped. Once the risk of loss has shifted to the customer, the Company has satisfied its performance obligation and the Company recognizes revenue.

The Company agrees with customers on the selling price of each transaction. This transaction price is generally based on the agreed upon sales price. In the Company's contracts with customers, it allocates the entire transaction price to the sales price, which is the basis for the determination of the relative standalone selling price allocated to each performance obligation. Any sales tax, value added tax, and other tax the Company collects concurrently with revenue-producing activities are excluded from revenue.

Cost of revenue includes the cost of purchased merchandise plus the cost of shipping merchandise and where applicable installation, net of promotional rebates and other incentives received from vendors.

Substantially all the Company's sales are to individual retail consumers.

Shipping and Handling ‒ The Company bills its customers for shipping and handling charges, which are included in net sales for the applicable period, and the corresponding shipping and handling expense is reported in cost of sales.

Disaggregated Revenue ‒ The Company disaggregates revenue from contracts with customers by product type, as it believes it best depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

The Company's disaggregated revenue by product type is as follows:

	Successor		Predecessor
	Year Ended December 31, 2020	Period from April 6, 2019 through December 31, 2019	Period from January 1, 2019 through April 5, 2019
Appliance sales	$40,113,568	$28,487,053	$9,784,525
Furniture sales	11,800,277	4,405,866	2,456,085
Other sales	3,219,808	1,775,193	706,291
Total	$55,133,653	$34,668,112	$12,946,901

The Company also sells extended warranty contracts. The Company is an agent for the warranty company and earns a commission on the warranty contracts purchased by customers; therefore, the cost of the warranty contracts is netted against warranty revenue in the accompanying consolidated statement of operations. The Company assumes no liability for repairs to products on which it has sold a warranty contract.

The Company experiences operational trends which are primarily holidays such as Presidents Day, Memorial Day, July 4th, Labor Day, Thanksgiving Day, and Christmas and Black Friday and Cyber Monday.

Receivables

Receivables represent rebates receivable due from manufacturers from whom the Company purchases products and amounts due from credit card processors that do not settle within two days. Rebates receivable are stated at the amount that management expects to collect from manufacturers, net of accounts payable amounts due the vendor. Rebates are calculated on product and model sales programs from specific vendors. The rebates are paid at intermittent periods either in cash or through issuance of vendor credit memos, which can be applied against vendor accounts payable. Based on the Company's assessment of the credit history with its manufacturers, it has concluded that there should be no allowance for uncollectible accounts. The Company historically collects substantially all of its outstanding rebates receivables. Uncollectible balances are expensed in the period it is determined to be uncollectible.

Merchandise Inventory

Inventory consists of finished products acquired for resale and is valued at the lower-of-cost-or-market with cost determined on an average item basis. The Company periodically evaluates the value of items in inventory and provides write-downs to inventory based on its estimate of market conditions.

Property and Equipment

Property and equipment is stated at the historical cost. Maintenance and repairs of property and equipment are charged to operations as incurred. Leasehold improvements are amortized over the lesser of the base term of the lease or estimated life of the leasehold improvements. Depreciation is computed using the straight-line method over estimated useful lives as follows:

Category	Useful Life (Years)
Machinery and equipment	5
Office equipment	5
Vehicles	5

Goodwill

The Company tests its goodwill for impairment at least annually on December 31 and whenever events or circumstances change that indicate impairment may have occurred. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include, among others: a significant decline in the Company's expected future cash flows; a significant adverse change in legal factors or in the business climate; unanticipated competition; and slower growth rates. Any adverse change in these factors could have a significant impact on the recoverability of goodwill and the Company's consolidated financial results.

The Company tests goodwill by estimating fair value using a Discounted Cash Flow ("DCF") model. The key assumptions used in the DCF model to determine the highest and best use of estimated future cash flows include revenue growth rates and profit margins based on internal forecasts, terminal value and an estimate of a market participant's weighted-average cost of capital used to discount future cash flows to their present value. There were no impairment charges during the years ended December 31, 2020 and 2019.

Intangible Assets

As of December 31, 2020 and 2019, definite-lived intangible assets primarily consisted of tradenames and customer relationships which are being amortized over their estimated useful lives, or 5 years.

The Company periodically evaluates the reasonableness of the useful lives of these assets. Once these assets are fully amortized, they are removed from the accounts. These assets are reviewed for impairment or obsolescence when events or changes in circumstances indicate that the carrying amount may not be recoverable. If impaired, intangible assets are written down to fair value based on discounted cash flows or other valuation techniques. The Company has no intangibles with indefinite lives.

In applying the acquisition method of accounting, amounts assigned to identifiable assets and liabilities acquired were based on estimated fair values as of the date of acquisition, with the remainder recorded as goodwill. Identifiable intangible assets are initially valued at fair value using generally accepted valuation methods appropriate for the type of intangible asset. Identifiable intangible assets with definite lives are amortized over their estimated useful lives and are reviewed for impairment if indicators of impairment arise. Intangible assets with indefinite lives are tested for impairment within one year of acquisitions or annually as of December 1, and whenever indicators of impairment exist. The fair values of intangible assets are compared against their carrying values, and an impairment loss would be recognized for the amount by which a carrying amount exceeds its fair value. At December 31, 2020 and 2019, there were no impairments in intangible or the right of use ("ROU") assets.

Long-Lived Assets

The Company reviews its property and equipment and any identifiable intangibles (including ROU asset) for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The test for impairment is required to be performed by management upon triggering events. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted operating cash flow expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell. At December 31, 2020 and 2019, there were no impairments in long-lived assets.

Lease Liabilities

Lease liabilities and their corresponding ROU assets are recorded based on the present value of lease payments over the expected lease term at the lease commencement date. As most of the Company's leases do not provide an implicit rate, the Company uses an estimated incremental borrowing rate ("IBR") based on the information available at the commencement date of the respective lease to determine the present value of future payments. The determination of the IBR requires judgment and is primarily based on publicly available information for companies within the same industry and with similar credit profiles. The Company adjusts the rate for the impact of collateralization, the lease term and other specific terms included in each lease arrangement. The IBR is determined at the lease commencement and is subsequently reassessed upon a modification to the lease arrangement.

Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The Company reviews the ROU asset for impairment whenever events or changes in circumstances indicate that the carrying amount of the ROU asset may not be recoverable. When such events occur, the Company compares the carrying amount of the ROU asset to the undiscounted expected future cash flows related to the ROU asset. If the comparison indicates that an impairment exists, the amount of the impairment is calculated as the difference between the excess of the carrying amount over the fair value of the ROU asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the ROU asset.

Fair Value of Financial Instruments

The fair value of a financial instrument is the amount that could be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets are marked to bid prices and financial liabilities are marked to offer prices. Fair value measurements do not include transaction costs. A fair value hierarchy is used to prioritize the quality and reliability of the information used to determine fair values. Categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Cash, restricted cash, receivables, inventory, and prepaid expenses approximate fair value, due to their short-term nature. The fair value hierarchy is defined in the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

Customer Deposits

Customer deposits represent the amount collected from customers when an order is placed. The deposits are transferred to revenue when the order ships to the customer or returned to the Company if the order is subsequently cancelled.

Derivative Instrument Liability

The Company accounts for derivative instruments in accordance with ASC 815, Derivatives and Hedging, which establishes accounting and reporting standards for derivative instruments and hedging activities, including certain derivative instruments embedded in other financial instruments or contracts, and requires recognition of all derivatives on the balance sheet at fair value, regardless of hedging relationship designation. Accounting for changes in fair value of the derivative instruments depends on whether the derivatives qualify as hedge relationships and the types of relationships designated are based on the exposures hedged. At December 31, 2019, the Company classified a warrant issued in conjunction with a term loan as a derivative instrument (see Note 12). There were no derivative instruments at December 31, 2020.

Income Taxes

Under the Company's accounting policies, the Company initially recognizes a tax position in its consolidated financial statements when it becomes more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax positions that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authorities assuming full knowledge of the position and all relevant facts. Although the Company believes its provisions for unrecognized tax positions are reasonable, the Company can make no assurance that the final tax outcome of these matters will not be different from that which the Company has reflected in its income tax provisions and accruals. The tax law is subject to varied interpretations, and the Company has taken positions related to certain matters where the law is subject to interpretation. Such differences could have a material impact on the Company's income tax provisions and operating results in the period(s) in which the Company makes such determination.

Sales Tax Liability

On June 21, 2018, the U.S. Supreme Court issued an opinion in South Dakota v. Wayfair, Inc., 138 S. Ct. 2080 (2018), whereby the longstanding Quill Corp v. North Dakota sales tax case was overruled, and states may now require remote sellers to collect sales tax under certain circumstances. In 2020, the Company began collecting sales tax in nearly all states that have sales tax. The Company accrued sales taxes in the states with sales tax. The Company accrued the potential liability from the effective date of a state's adoption of the Wayfair decision up to the date the Company began collecting and filing sales taxes in the various states. At December 31, 2020 and 2019, the amount of such accrual was $5,804,100 and $2,910,200, respectively, which is included in accounts payable and accrued expenses. To date, only one state has notified the Company of a potential sales tax liability of approximately $11,000.

Basic Income (Loss) Per Share

Basic income (loss) per share is calculated by dividing the net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive securities. For the year ended December 31, 2020, the potentially dilutive securities were warrants for the purchase of 55,560 shares of common stock issued to affiliates of the underwriter in its initial public offering described below and options for the purchase of 555,000 shares of common stock. For the year ended December 31, 2019, the potentially dilutive securities were penny warrants for the purchase of 250,000 shares of common stock, which were included in basic loss per share, but excluded from diluted loss per share.

Reclassifications

Certain accounts have been reclassified to conform with classifications adopted in the period ended December 31, 2020. Such reclassifications had no effect on net earnings or financial position.

Going Concern Assessment

Management assesses going concern uncertainty in the Company's consolidated financial statements to determine whether there is sufficient cash on hand and working capital, including available borrowings on loans, to operate for a period of at least one year from the date the consolidated financial statements are issued or available to be issued, which is referred to as the "look-forward period", as defined in GAAP. As part of this assessment, based on conditions that are known and reasonably knowable to management, management will consider various scenarios, forecasts, projections, estimates and will make certain key assumptions, including the timing and nature of projected cash expenditures or programs, its ability to delay or curtail expenditures or programs and its ability to raise additional capital, if necessary, among other factors. Based on this assessment, as necessary or applicable, management makes certain assumptions around implementing curtailments or delays in the nature and timing of programs and expenditures to the extent it deems probable those implementations can be achieved and management has the proper authority to execute them within the look-forward period.

The Company has generated significant losses since its acquisition and has relied on cash on hand, external bank lines of credit, proceeds from the IPO described below, issuance of third party and related party debt and the issuance of a note to support cashflow from operations.

For the year ended December 31, 2020, the Company incurred operating losses of approximately $14.4 million, cash flows from operations of $5.4 million, and negative working capital of $17.5 million.

Management has prepared estimates of operations for fiscal years 2021 and 2022 and believes that sufficient funds will be generated from operations to fund its operations, and to service its debt obligations for one year from the date of the filing of these consolidated financial statements in the Company's 10-K.

On August 4, 2020, the Company completed an initial public offering of its common stock, pursuant to which the Company sold 1,111,200 shares of its common stock, at a purchase price of $9.00 per share, for total gross proceeds of $10,000,800 (the "IPO"). After deducting the underwriting commission and offering expenses, the Company received net proceeds of $8,602,166. The Company used a portion of the proceeds from the IPO to pay off certain debt as described below.

As described in Note 19 below, the Company received net proceeds of $4,590,000 from the sale of 10% OID senior secured promissory note and warrants on March 19, 2021. These proceeds will supplement the Company's cash flow from operations and provide additional liquidity.

The impact of COVID-19 on the Company's business has been considered in these assumptions; however, it is too early to know the full impact of COVID-19 or its timing on a return to more normal operations.

The accompanying consolidated financial statements have been prepared on a going concern basis under which the Company is expected to be able to realize its assets and satisfy its liabilities in the normal course of business.

Management believes that based on relevant conditions and events that are known and reasonably knowable that its forecasts, for one year from the date of the filing of these consolidated financial statements, indicate improved operations and the Company's ability to continue operations as a going concern. The Company has contingency plans to reduce or defer expenses and cash outlays should operations not improve in the look forward period.

Recent Accounting Pronouncements

Recently Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) ("ASC 842"), which requires lessees to recognize ROU assets and related lease liabilities on the balance sheet for all leases greater than one year in duration. The Company adopted ASC 842 on January 1, 2019 using a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements. The modified retrospective approach did not require any transition accounting for leases that expired before the earliest comparative period presented. The adoption of this standard resulted in the recording of ROU assets and lease liabilities for all of the Company's lease agreements with original terms of greater than one year. The adoption of ASC 842 did not have a significant impact on the Company's consolidated statements of income or cash flows. See Note 15 for the required disclosures relating to the Company's lease agreements.

In June 2018, the FASB issued Accounting Standards Update ("ASU") 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for nonemployee share-based payment transactions by expanding the scope of ASC Topic 718, Compensation - Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. Under the new standard, most of the guidance on stock compensation payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. This standard became effective for the Company on January 1, 2019. The adoption of this standard did not have a material impact on the Company's consolidated financial statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows a reclassification from accumulated other comprehensive income ("AOCI") to retained earnings for stranded tax effects resulting from U.S. federal tax legislation commonly referred to as the Tax Cuts and Jobs Act, which was enacted in December 2017.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which expands and refines hedge accounting for both financial and non-financial risk components, aligns the recognition and presentation of the effects of hedging instruments and hedge items in the consolidated financial statements, and includes certain targeted improvements to ease the application of current guidance related to the assessment of hedge effectiveness. ASU 2017-12 became effective for the Company on January 1, 2019. The adoption of this standard did not have a material impact on the Company's consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). ASU 2018-15 is effective for annual periods beginning after December 15, 2019, including interim periods within those annual periods. Early adoption is permitted. The Company adopted ASU 2018-15 on January 1, 2020 on a prospective basis. The adoption of this standard did not have a material impact on the Company's consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which removes, modifies and adds various disclosure requirements related to fair value disclosures. Disclosures related to transfers between fair value hierarchy levels will be removed and further detail around changes in unrealized gains and losses for the period and unobservable inputs used in determining level 3 fair value measurements will be added, among other changes. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019, and early adoption is permitted. The Company adopted ASU 2018-13 on January 1, 2020 on a prospective basis. The adoption of this standard did not have a material impact on the Company's consolidated financial statements.

Not Yet Adopted

In June 2016, the FASB issued ASU 2016-13 Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2019. This pronouncement was amended under ASU 2019-10 to allow an extension on the adoption date for entities that qualify as a small reporting company. The Company has elected this extension and the effective date for the Company to adopt this standard will be for fiscal years beginning after December 15, 2022. The Company has not completed its assessment of the standard but does not expect the adoption to have a material impact on the Company's financial position, results of operations, or cash flows.

The Company currently believes that all other issued and not yet effective accounting standards are not relevant to the Company's consolidated financial statements.